Income Tax - Schedule of Income Tax Expenses (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Tax payable
As at beginning of the year	RM 3,918,926	$ 965,610	RM 1,632,210	RM 553,111
Tax expenses	2,268,365	558,917	2,289,416	1,108,790
Tax payment	(1,043,652)	(257,152)	(2,700)	(29,843)
Deconsolidation of Sagfood (Malaysia) Sdn Bhd				152
As at end of the year	5,143,639	1,267,375	3,918,926	1,632,210
Deferred tax liabilities
As at beginning of the year	907,405	223,582	823,938	767,259
Tax expenses	97,730	24,080	83,467	257,999
Deconsolidation of Sagfood (Malaysia) Sdn Bhd				(201,320)
As at end of the year	1,005,135	247,662	907,405	823,938
Income tax expenses
- Current year	2,268,365	558,917	2,289,416	1,108,790
- Origination of temporary differences	97,730	24,080	83,467	257,999
Total income tax expenses	RM 2,366,095	$ 582,997	RM 2,372,883	RM 1,366,789